Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Long-term Debt [Table Text Block]

In thousands
Year
2018	$97,000
2019	30,000
2020	75,000
2021	60,000
2022	—
Thereafter	524,700

Schedule of Debt [Table Text Block]

In thousands	2017	2016
First Mortgage Bonds
7.000 % Series B due 2017	$—	$40,000
1.545 % Series B due 2018	75,000	75,000
6.600 % Series B due 2018	22,000	22,000
8.310 % Series B due 2019	10,000	10,000
7.630 % Series B due 2019	20,000	20,000
5.370 % Series B due 2020	75,000	75,000
9.050 % Series A due 2021	10,000	10,000
3.176 % Series B due 2021	50,000	50,000
3.542 % Series B due 2023	50,000	50,000
5.620 % Series B due 2023	40,000	40,000
7.720 % Series B due 2025	20,000	20,000
6.520 % Series B due 2025	10,000	10,000
7.050 % Series B due 2026	20,000	20,000
3.211 % Series B due 2026	35,000	35,000
7.000 % Series B due 2027	20,000	20,000
2.822 % Series B due 2027	25,000	—
6.650 % Series B due 2027	19,700	19,700
6.650 % Series B due 2028	10,000	10,000
7.740 % Series B due 2030	20,000	20,000
7.850 % Series B due 2030	10,000	10,000
5.820 % Series B due 2032	30,000	30,000
5.660 % Series B due 2033	40,000	40,000
5.250 % Series B due 2035	10,000	10,000
4.000 % Series B due 2042	50,000	50,000
4.136 % Series B due 2046	40,000	40,000
3.685 % Series B due 2047	75,000	—
	786,700	726,700
Less: Current maturities	97,000	40,000
Total long-term debt	$689,700	$686,700

Fair Value Of Long Term Debt Table [Text Block]

	December 31,
In thousands	2017	2016
Gross long-term debt	$786,700	$726,700
Unamortized debt issuance costs	(6,813)	(7,377)
Carrying amount	$779,887	$719,323
Estimated fair value	$853,339	$793,339